SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
Schedule of estimated useful live

Category	Estimated useful lives
Electronic equipment	3-5 years